Assets held for sale and associated liabilities - Narrative (Details) - EUR (€) € in Millions		9 Months Ended
	Apr. 07, 2023	Dec. 31, 2023
Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration	€ 2.5	€ 10.0